Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on September 30, 2025 and March 31, 2025 are presented below.

	As of September 30, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,376	$—	$—	$4,376
Debt securities available-for-sale, other	—	—	1,777	1,777
Liabilities:
Warrants liability	355	10	—	365

	As of March 31, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,065	$—	$—	$4,065
Other equity interests	—	5	—	5
Debt securities available-for-sale, other	—	—	1,687	1,687
Liabilities:
Warrants liability	180	47	—	227

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on March 31, 2025 and 2024 are presented below.

	As of March 31, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,065	$—	$—	$4,065
Other equity interests	—	5	—	5
Debt securities available-for-sale, other	—	—	1,687	1,687
Liabilities:
Warrants liability	180	47	—	227

	As of March 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,897	$—	$—	$4,897
Other equity interests	—	558	—	558
Debt securities available-for-sale, other	—	998	1,964	2,962
Liabilities:
Warrants liability	178	—	—	178
Prepaid forward liability	14	—	—	14

Schedule of Reconciliation of Gain (Loss) on Investments

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Public equity securities:
Other public equity securities	$384	$745	$310	$(12)
Loss on initial issuance of convertible debt and warrant issuance to Yorkville	—	(1,700)	—	(1,700)
Convertible debt	—	225	—	225
Warrants liability	(169)	710	(139)	708
Prepaid forward liability	—	14	—	14
Other equity securities and interests:
Related party, fair value using quoted market prices of similar assets in active market	(4)	(173)	(5)	(538)
Other, without a readily determinable fair value	—	—	—	(59)
Gain (loss) on financial instruments, net	$211	$(179)	$166	$(1,362)

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,
	2025	2024
Public equity securities:
Related party equity securities	$—	$(3,702)
Other public equity securities	(831)	(237)
Put options	—	(3,023)
Loss on issuance of convertible debt and warrants to Yorkville	(2,307)	—
Convertible debt	100	—
Warrants liability	1,732	2,477
Prepaid forward liability	14	(14)
Derivative liability	—	1,581
Other equity securities and interests:
Related party, fair value using quoted market prices of similar assets in active market(1)	(552)	(63,755)
Other, without a readily determinable fair value	(398)	(37,848)
Gain (loss) on financial instruments, net	$(2,242)	$(104,521)

(1)	Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the year ended March 31, 2024.

Schedule of Fair Value Measurement Inputs and Valuation Techniques

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
September 30, 2025	$1,777	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.75x
March 31, 2025	$1,687	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.75x

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2025	$1,687	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.75x
March 31, 2024	$1,964	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.77x

Schedule of Fair Value Measured on Recurring Basis Unobservable Input Reconciliation

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Beginning balance	$1,687	$1,943	$1,687	$1,964
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	90	26	90	5
Ending balance	$1,777	$1,969	$1,777	$1,969

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Beginning balance	$1,964	$2,078
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(277)	(114)
Ending balance	$1,687	$1,964

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Schedule of Goodwill

The change in goodwill at each reporting unit was as follows:

(Dollars in thousands)	March 31, 2025	Impairment	September 30, 2025
Ben Liquidity	$—	$—	$—
Ben Custody	7,469	—	7,469
Ben Insurance	—	—	—
Ben Markets	2,445	—	2,445
Total Goodwill	$9,914	$—	$9,914

Schedule of Fair Value Disclosure of Asset and Liability Not Measured at Fair Value

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of September 30, 2025 and March 31, 2025, were as noted in the table below:

	As of September 30, 2025
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$4,902	$4,902
Financial liabilities:
Debt due to related parties, net (1)	2	103,960	132,622
Accounts payable and accrued expenses	1	234,348	234,348

	As of March 31, 2025
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$1,346	$1,346
Financial liabilities:
Debt due to related parties, net (1)	2	117,896	143,260
Accounts payable and accrued expenses	1	156,770	156,770

(1)	- The estimated fair value of debt due to related parties, net, include the value of accrued but unpaid interest totaling $24.9 million and $19.4 million as of September 30, 2025 and March 31, 2025, respectively, that is included in other liabilities in the consolidated statements of financial condition.

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of March 31, 2025 and 2024, were as noted in the table below:

	As of March 31, 2025
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$1,346	$1,346
Restricted cash	1	—	—
Financial liabilities:
Debt due to related parties, net	2	117,896	143,260
Accounts payable and accrued expenses	1	156,770	156,770

	As of March 31, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$7,913	$7,913
Restricted cash	1	64	64
Financial liabilities:
Debt due to related parties, net	2	120,505	129,327
Accounts payable and accrued expenses	1	157,157	157,157

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following is a summary of the change in the fair value of the convertible debentures for the years ended March 31, 2025 and 2024:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Beginning fair value	$—	$—
Additions during the period	4,100	—
Payments in cash during the period	(4,000)	—
Changes in fair value during the period	(100)	—
Ending fair value	$—	$—

The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Beginning balance	$—	$3,513
Gains recognized in earnings(1)	—	(1,581)
Gain recognized in loss on extinguishment of debt, net	—	(1,932)
Ending balance	$—	$—

(1)	Recorded in (gain) loss on financial instruments, net.